UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number    811-09281
                                                 -----------------

                          Hilliard Lyons Research Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              501 South 4th Street
                              Louisville, KY 40202
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Joseph C. Curry, Jr.
                              501 South 4th Street
                              Louisville, KY 40202
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-444-1854
                                                           -------------

                     Date of fiscal year end: June 30, 2004
                                             --------------

                     Date of reporting period: June 30, 2004
                                              --------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                  HILLARD LYONS

                                [GRAPHIC OMITTED]

                                  SENBANC FUND
                                     SENBANC



                                  ANNUAL REPORT
                                  JUNE 30, 2004



                        J.J.B. Hilliard, W.L. Lyons, Inc.
                              Hilliard Lyons Center
                              Louisville, KY 40202
                                 (502) 588-8400
                                 (800) 444-1854

FISCAL YEAR ENDED JUNE 30, 2004


TO: SHAREHOLDERS OF SENBANC FUND

For the fiscal year ended June 30, 2004, your Fund's total return was 17.8%. For the six months ended June 30, 2004, your Fund's total return was 0.5%. For the quarter ended June 30, 2004 (our fourth fiscal quarter), your Fund's total return was -4.2%. Your Fund's three year annualized rate of return through June 30, 2004, is 18.4%. These rates of return exclude sales charges; if reflected, sales charges would have reduced the performance of the Fund. As of June 30,
2004, over $146 million was invested among 37 bank stocks, and cash and cash equivalents represented 32.2% of your Fund's $218 million of gross assets. For the six months and twelve months ended June 30, 2004, Senbanc Fund underperformed the S&P 500 Index by 2.9 and by 1.3 percentage points, respectively.

Markets reached a one-year peak in late February/early March this year. The euphoria of last year's gains carried over until then, with 2003 GDP growing at 4.1%, continued low inflation, and job creation on the rise. Reaction to these glad tidings was not long in coming. Fears of an over-expansive economy and the prospect of higher inflation in its wake led to concern about rising interest rates. The Federal Reserve Board, since 2001, had held off from any move that might stall economic growth, and had indeed stimulated that growth with interest rate cuts since early in that year. Lower interest rates, lower taxes, a reduction in capital gains rates and in the rate at which dividends are taxed, all contributed to a healthier investment environment. Gains in the stock markets did not come until 2003, when investors were more certain that the economic recovery underway since the end of 2001 could be sustained.

Markets dropped from their highs in anticipation of Fed action, and on June 30 this year the Fed raised short-term interest rates by 0.25%, with a comment that 'measured' increases were likely if the economy stays strong and if inflation is rising. Bank stocks were the sector hardest hit in anticipation of rising interest rates.

Rising interest rates are PERCEIVED by investors to be detrimental to bank profitability. We believe that the profile of a well run bank includes consistency of earnings and profitability, qualities that can be attained by a bank whose management refuses to guess the future direction of interest rates. Such banks carry a balanced asset and liability mix, with a level of liquidity that enables them to expand interest rate margins when rates rise (or fall) by repricing assets advantageously over liabilities. When rates do rise, it is usually in response to the demand for money exceeding supply, which is a sign that the volume of business transactions is rising. On a higher volume of business at wider interest rate margins, such banks should begin to increase earnings growth, at the very point that bank stock prices decline with the general assumption that all banks fare badly when interest rates rise.

Senbanc Fund invests in banks that have demonstrated a consistency of earnings and profitability growth over the largest part of the last six years. Among those well-run banks are some that are poorly perceived by the market, and these undervalued banks are the ones that we tend to accumulate in your Fund's portfolio. Undervalued banks are presumed to have less volatility and lower downside risk, and this is borne out by Senbanc Fund's overall performance and low beta compared with the general market, and with banks in general.

Your Fund is not immune to an emotional response by the market to a possible change in the direction of interest rates. Since the end of March, Senbanc's net asset value per share ("NAV") has dropped by four percentage points. For perspective, this puts the NAV down four percent from its all-time high, in March of this year, and back to where we started at the beginning of 2004, and is the largest one direction decline for Senbanc's NAV since an eight percent drop almost two years ago.

We have underperformed our two comparative indexes for the most recent three-month, six-month, and twelve-month periods. This is the first such instance in the last five years, but we believe that our investment process will allow us take advantage of this opportunity. We have invested each month this year, including the months of market decline. The names of the banks we have been buying have not changed much, since declining prices as an emotional response to changing interest rates do not discriminate between well-run and poorly run banks.

We have had an opportunity to build positions in banks we favor at lower prices, thus lowering our average cost against a time when the process of recognition of their value re-commences. An additional benefit is the slowing of the net inflow of new money into the Fund. We are now able to invest at a rate that exceeds the buildup in cash for the first time in almost three years, which should result in the Fund being more fully invested when the markets have exhausted their downward trend. Investing in a declining market is not our idea of fun, but it does make good common sense if we believe in the value of the stocks we buy, which we do. So we continue to buy while others are selling.

                                    Yours very truly,

                                    /s/ James M. Rogers

                                    JAMES M. ROGERS
                                    President, Hilliard Lyons Research Trust


                 HILLIARD LYONS RESEARCH TRUST -- SENBANC FUND
       GROWTH OF $10,000 VS. THE NASDAQ BANK INDEX AND THE S&P 500 INDEX

[CHART OMITTED]
[EDGAR REPRESENTATION OF GRAPHIC IS AS FOLLOWS:]

-------------------------------------------------------
AVERAGE ANNUAL RETURNS (AS OF 6/30/2004)
                           1 Year      Since Inception*
                           ------      ----------------
Senbanc Fund (NAV)         17.8%            15.7%
Senbanc Fund (Load)        15.2%            15.1%
Nasdaq Bank Index**        21.2%            12.1%
S&P 500 Index**            19.1%            (2.5)%
-------------------------------------------------------

              Senbanc       Senbanc         Nasdaq       S&P 500
              Fund (Load)   Fund (NAV)      Bank Index   Index
              -----------   -------------   ----------   -------
07/08/99          9775          10000         10000       10000
06/30/00          8582           8780          8276       10553
06/30/01         12156          12436         11927        8988
06/30/02         14788          15128         13918        7371
06/30/03         17134          17528         14571        7389
06/30/04         20191          20655         17655        8802


   Past performance is no guarantee of future results. The Senbanc Fund (Load and N.A.V.) returns assume reinvestment of all distributions. The Senbanc Fund (Load) return reflects the maximum sales charge of 2.25%. An expense limitation was in place for the Fund from July 8, 1999 (inception) through February 28, 2003. Performance would have been lower absent the expense limitation.

   The Fund may have invested in stocks that experienced significant gains; there is no guarantee that these gains will continue. As a non-diversified fund, a greater percentage of the Fund's portfolio may be invested in one company's securities than the portfolio of a diversified fund. As a result, the Fund may experience greater volatility in investment performance.

   The performance in the above table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

*  The Fund commenced operations on July 8, 1999.

** The Nasdaq Bank Index is an  unmanaged index  of unlisted banks.  The S&P 500
   Index is an unmanaged stock market index. The index returns assume reinvestment of all dividends but, unlike the Fund, do not include any expenses associated with operating a mutual fund.

                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004

COMMON STOCK -- 67.5%
--------------------------------------------------------------------------------
                                                                       MARKET
SHARES        DESCRIPTION                                              VALUE
------        -----------                                             -------

              SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 60.4%
              ------------------------------------------------------------------
      9,000   ABC Bancorp ........................................  $    183,060
    133,200   BancorpSouth, Inc. .................................     3,000,996
     25,200   Bank of America Corp. ..............................     2,132,424
     64,800   BNCCORP, Inc.* .....................................     1,134,648
    110,900   C&F Financial Corp. ................................     3,718,477
     44,100   Central Pacific Financial Corp. ....................     1,212,750
     21,920   Chemical Financial Corp. ...........................       808,629
     17,187   Commercial Bankshares, Inc. (FL) ...................       456,658
     25,400   Community Bank System, Inc. ........................       578,866
    143,200   Crescent Banking Co. (GA) ..........................     3,365,200
    214,900   First Mariner Bancorp, Inc.* .......................     3,664,045
     57,900   Fremont General Corp. ..............................     1,021,935
    342,400   Greater Bay Bancorp ................................     9,895,360
    491,300   Humboldt Bancorp ...................................    10,273,083
    419,600   Intervest Bancshares Corp.* ........................     7,105,926
    202,800   Irwin Financial Corp. ..............................     5,353,920
    135,200   J.P. Morgan Chase & Co. ............................     5,241,704
    360,400   KeyCorp ............................................    10,772,356
     21,600   Leesport Financial Corp. ...........................       493,776
     59,137   MainSource Financial Group, Inc. ...................     1,200,481
     62,700   Merchants Bancshares, Inc. .........................     1,645,875
     32,200   National Bankshares, Inc. ..........................     1,336,300
    240,900   National City Corp. ................................     8,433,909
    130,500   North Valley Bancorp ...............................     2,068,425
    302,018   Northrim BanCorp, Inc. .............................     6,109,824
    550,500   PAB Bankshares, Inc. ...............................     6,683,070
     29,800   Penns Woods Bancorp, Inc. ..........................     1,326,398
     13,000   Princeton National Bancorp, Inc. ...................       377,000
    503,041   Sun Bancorp, Inc.* (NJ) ............................    10,694,652
     46,300   U.S. Bancorp .......................................     1,276,028
     72,900   Union Bankshares Corp. .............................     2,303,640
    188,100   Union Planters Corp. ...............................     5,607,261
     65,600   United Security Bancshares, Inc. ...................     1,308,064
    218,042   Wachovia Corp. .....................................     9,702,869
     64,800   Washington Banking Co. .............................       965,520
                                                                    ------------
                                                                     131,453,129
                                                                    ------------

                                  SENBANC FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  JUNE 30, 2004

COMMON STOCK (CONTINUED)
                                                                       MARKET
SHARES        DESCRIPTION                                              VALUE
------        -----------                                             -------

              STATE & NATIONAL BANKS -- 7.1%
              ------------------------------------------------------------------
    201,300   Capital Crossing Bank* .............................  $ 11,238,579
    145,100   The South Financial Group, Inc. ....................     4,112,134
                                                                    ------------
                                                                      15,350,713
                                                                    ------------
                 TOTAL COMMON STOCK (COST $130,385,722) ..........   146,803,842
                                                                    ------------
PRINCIPAL
---------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 32.3%
              ------------------------------------------------------------------
 70,350,000   Federal Home Loan Banks
              1.25%, 07/01/04 ....................................    70,350,000
                                                                    ------------
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                 (COST $70,350,000) ..............................    70,350,000
                                                                    ------------
                 TOTAL INVESTMENTS -- 99.8%
                 (COST $200,735,722) .............................   217,153,842
                                                                    ------------
                 OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% ...       339,960
                                                                    ------------
                 NET ASSETS -- 100% ..............................  $217,493,802
                                                                    ============

The percentage shown for each investment category is the value of that category as a percentage of the total net assets of the Fund.

*Non-income producing security.





                       See notes to financial statements.

                                  SENBANC FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004

ASSETS:

Investment in securities, at market value
   (cost $200,735,722) .....................................................................  $217,153,842
Cash .......................................................................................         2,789
Receivables for:
   Dividends and interest ..................................................................       182,337
   Capital shares sold .....................................................................     1,007,961
Other assets ...............................................................................        82,896
                                                                                              ------------
        Total Assets .......................................................................   218,429,825
                                                                                              ------------
LIABILITIES:

Payables for:
   Capital shares redeemed .................................................................       310,056
   Investment securities purchased .........................................................       236,925
   Advisory fees ...........................................................................       106,315
   Distribution fees .......................................................................       148,370
   Professional fees .......................................................................        45,357
   Accounting/Administration fees ..........................................................        19,491
   Trustees' fees ..........................................................................         7,000
   Transfer agent fees .....................................................................        18,927
   Custodian fees ..........................................................................         3,241
Accrued expenses ...........................................................................        40,341
                                                                                              ------------
        Total Liabilities ..................................................................       936,023
                                                                                              ------------
NET ASSETS .................................................................................  $217,493,802
                                                                                              ============
NET ASSETS CONSIST OF:
Paid-in capital ............................................................................  $188,407,131
Undistributed net investment income ........................................................       327,987
Accumulated net realized gain on investments ...............................................    12,340,564
Net unrealized appreciation on investments .................................................    16,418,120
                                                                                              ------------
NET ASSETS FOR 13,150,265 SHARES OUTSTANDING ...............................................  $217,493,802
                                                                                              ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   ($217,493,802 / 13,150,265 outstanding shares of beneficial interest, $0.01 par value,
   unlimited shares authorized) ............................................................  $      16.54
                                                                                              ============
Maximum offering price per share (100/97.75 of $16.54) .....................................  $      16.92
                                                                                              ============


                       See notes to financial statements.

                                  SENBANC FUND
                             STATEMENT OF OPERATIONS


                                                                                        FOR THE
                                                                                      FISCAL YEAR
                                                                                         ENDED
                                                                                     JUNE 30, 2004
                                                                                     -------------
INVESTMENT INCOME:

     Dividends .....................................................................   $ 2,048,202
     Interest ......................................................................       578,550
                                                                                       -----------
          Total income .............................................................     2,626,752
                                                                                       -----------
EXPENSES:

     Advisory fees .................................................................     1,022,886
     Distribution fees .............................................................       430,373
     Accounting/Administration fees ................................................       187,529
     Transfer agent fees ...........................................................       172,598
     Custodian fees ................................................................        33,137
     Professional fees .............................................................        98,861
     Shareholder reports ...........................................................        44,855
     Registration fees .............................................................        40,824
     Trustees' fees ................................................................        39,510
     Miscellaneous .................................................................        67,381
                                                                                       -----------
          Total expenses ...........................................................     2,137,954
                                                                                       -----------
NET INVESTMENT INCOME ..............................................................       488,798
                                                                                       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain on investments ..............................................    15,679,561
     Net change in unrealized appreciation/depreciation on investments .............     5,520,123
                                                                                       -----------
     Net realized and unrealized gain on investments ...............................    21,199,684
                                                                                       -----------
     Net increase in net assets resulting from operations ..........................   $21,688,482
                                                                                       ===========


                       See notes to financial statements.

                                  SENBANC FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                         FOR THE           FOR THE
                                                                                       FISCAL YEAR       FISCAL YEAR
                                                                                          ENDED             ENDED
                                                                                      JUNE 30, 2004     JUNE 30, 2003
                                                                                      -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income (loss) ..................................................   $    488,798      $    (80,185)
     Net realized gain on investments ..............................................     15,679,561         6,450,925
     Net change in unrealized appreciation/depreciation on investments .............      5,520,123         4,155,979
                                                                                       ------------      ------------
          Net increase in net assets resulting from operations .....................     21,688,482        10,526,719
                                                                                       ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income .........................................................       (160,811)          (36,972)
     Net realized gain on investments ..............................................     (9,039,342)       (2,665,415)
                                                                                       ------------      ------------
          Total distributions ......................................................     (9,200,153)       (2,702,387)
                                                                                       ------------      ------------

FROM SHARE TRANSACTIONS (A):
     Proceeds from shares sold .....................................................    108,246,902        53,120,459
     Reinvestment of distributions .................................................      8,852,815         2,584,248
     Shares redeemed ...............................................................    (16,931,163)       (8,330,149)
                                                                                       ------------      ------------
          Net increase in net assets from share transactions .......................    100,168,554        47,374,558
                                                                                       ------------      ------------
TOTAL INCREASE IN NET ASSETS .......................................................    112,656,883        55,198,890
                                                                                       ------------      ------------

NET ASSETS:
     Beginning of year .............................................................    104,836,919        49,638,029
                                                                                       ------------      ------------
     End of year ...................................................................   $217,493,802      $104,836,919
                                                                                       ============      ============
     Undistributed net investment income, end of year ..............................   $    327,987      $         --
                                                                                       ============      ============

                                                                                                   SHARES
                                                                                       ------------------------------
(A) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
     Shares sold ...................................................................      6,572,827         3,791,491
     Reinvestment of distributions .................................................        547,484           198,788
     Shares redeemed ...............................................................     (1,025,990)         (619,422)
                                                                                       ------------      ------------
          Net increase in shares ...................................................      6,094,321         3,370,857
                                                                                       ============      ============


                       See notes to financial statements.

                                  SENBANC FUND
                              FINANCIAL HIGHLIGHTS

                                                                       FOR THE FISCAL YEARS ENDED                 FOR THE PERIOD
                                                       -------------------------------------------------------     JULY 8, 1999*
                                                        JUNE 30,        JUNE 30,        JUNE 30,       JUNE 30,       THROUGH
                                                          2004            2003            2002           2001      JUNE 30, 2000
                                                        --------        --------        -------        -------     -------------
Net asset value:
   Beginning of period .............................    $  14.86        $  13.47        $ 12.05        $  8.62        $ 10.00
                                                        --------        --------        -------        -------        -------
Net investment income (loss) .......................        0.04           (0.01)          0.03+          0.18           0.16
Net realized and unrealized gain
   (loss) on investments ...........................        2.59            2.05           2.38+          3.38          (1.38)
                                                        --------        --------        -------        -------        -------
Total from investment operations ...................        2.63            2.04           2.41           3.56          (1.22)
                                                        --------        --------        -------        -------        -------
Less distributions from:
Net investment income ..............................       (0.02)          (0.01)         (0.11)         (0.06)         (0.16)
Net realized gain on investments ...................       (0.93)          (0.64)         (0.88)         (0.07)            --
                                                        --------        --------        -------        -------        -------
Total distributions ................................       (0.95)          (0.65)         (0.99)         (0.13)         (0.16)
                                                        --------        --------        -------        -------        -------
Net asset value:
   End of period ...................................    $  16.54        $  14.86        $ 13.47        $ 12.05        $  8.62
                                                        ========        ========        =======        =======        =======
Total investment return (excludes
   sales charge) ...................................       17.84%          15.87%         21.64%         41.64%        (12.20)%**

SIGNIFICANT RATIOS ANDSUPPLEMENTAL DATA

Ratio of operating expenses to average
   net assets, including waivers ...................       1.25%            1.64%          1.75%          1.75%          1.75%***
Ratio of operating expenses to average
   net assets, excluding waivers ...................       1.25%            1.64%          2.01%          2.75%          2.75%***
Ratio of net investment income (loss) to
   average net assets, including waivers ...........       0.29%           (0.13)%         0.13%          1.74%          1.98%***
Ratio of net investment income (loss) to
   average net assets, excluding waivers ...........       0.29%           (0.13)%        (0.13)%         0.74%          0.98%***
Portfolio turnover rate ............................      51.01%           60.14%         40.27%         43.15%         12.93%**
Net assets, end of period (000's omitted) ..........    $217,494        $104,837        $49,638        $25,241        $16,773


*   Commencement of operations.
**  Not annualized.
*** Annualized.
+   Calculated based on average shares outstanding.

                       See notes to financial statements.

                                  SENBANC FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2004


1. DESCRIPTION OF THE FUND

Senbanc Fund (the "Fund") is a series of Hilliard Lyons Research Trust (the "Trust"), a non-diversified, open-end management investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares in one or more series or classes as the Board of Trustees may authorize. Currently, the Fund is the only series authorized and outstanding. The Fund commenced operations on July 8, 1999.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Fund.

SECURITY VALUATION: The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The value of all other securities is determined in good faith pursuant to procedures adopted by the Board of Trustees.

FEDERAL INCOME TAXES: The Fund has qualified and intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Accordingly, no provision for U.S. federal income taxes is required.

At June 30, 2004, the tax cost and related gross unrealized appreciation and depreciation were as follows:

        Cost of investments for tax purposes ..................  $200,735,722
                                                                 ------------
        Gross tax unrealized appreciation .....................  $ 20,238,242
        Gross tax unrealized depreciation .....................     3,820,122
                                                                 ------------
        Net tax unrealized appreciation on investments ........  $ 16,418,120
                                                                 ============

At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

        Undistributed ordinary income .........................   $ 4,279,046
        Undistributed long-term capital gain ..................     8,389,505
                                                                  -----------
                                                                  $12,668,551
                                                                  ===========

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2004


DISTRIBUTION OF INCOME AND GAINS: Distributions of net investment income and net realized gains will be made annually. Additional distributions may be made to the extent necessary. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain "book/tax" differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. At June 30, 2004, no reclassification was necessary.

The tax character of distributions paid during the periods ended June 30, 2004 and June 30, 2003 were as follows:

                                             JUNE 30, 2004    JUNE 30, 2003
                                             -------------    -------------
        Distributions paid from:
        Ordinary income ....................   $1,473,458       $  482,657
        Long-term capital gain .............    7,726,695        2,219,730
                                               ----------       ----------
                                               $9,200,153       $2,702,387
                                               ==========       ==========

OTHER: Investment security transactions are accounted for on a trade date basis. The Fund uses the specific cost identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


3. PORTFOLIO TRANSACTIONS

During the year ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

        Purchases ......................  $120,294,873
        Sales ..........................    53,810,572


4. INVESTMENT ADVISORY AND OTHER SERVICES

Hilliard Lyons Research Advisors (the "Advisor"), a division of J.J.B. Hilliard, W.L. Lyons, Inc., provides management and investment advisory services to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Advisor is paid a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), an affiliate of the Advisor, serves as administrator, accounting agent and transfer agent to the Trust pursuant to separate agreements with the Trust.

                                  SENBANC FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2004


PFPC Trust Company, an affiliate of the Advisor, serves as Custodian of the assets of the Fund pursuant to a Custody Agreement with the Trust.

J.J.B. Hilliard, W.L. Lyons, Inc. (the "Distributor"), of which the Advisor is a division, manages the Fund's distribution efforts. The Board of Trustees has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), to allow the Fund to reimburse the Distributor for certain expenses incurred in connection with distribution activities. The Trustees have authorized a payment of up to 0.60% of the Fund's average daily net assets annually to reimburse the Distributor for such expenses.

For the fiscal year ended June 30, 2004, the Distributor earned $227,846 for commissions on sales of the Fund's shares.

Mr. Stuckert, a trustee of the Trust, is also an officer and director of the Distributor. Trustees of the Trust who are "interested persons" (as such term is defined in the 1940 Act) of the Trust and officers of the Trust receive no compensation from the Trust.


5. CONTRACTUAL OBLIGATIONS

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


6. INDUSTRY CONCENTRATION RISK

Since the Fund's investments will be concentrated in the banking industry, they will be subject to risks in addition to those that apply to the general equity market. Events may occur that significantly affect the entire banking industry; therefore, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries.

                                  SENBANC FUND
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Shareholders of the Senbanc Fund and Board of Trustees of the Hilliard Lyons Research Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Senbanc Fund (the "Fund"), a series of Hilliard Lyons Research Trust (the "Trust"), as of June 30, 2004, and the related statement of operations, statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit. The financial statements and financial highlights of the Fund for the periods ended June 30, 2000 and June 30, 2001 were audited by other auditors whose reports, dated August 4, 2000 and August 3, 2001, respectively, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Such standards incorporate not only the auditing standards specific to the engagement but also professional practice standards that apply to Deloitte & Touche LLP as a whole. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the Fund's custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material aspects, the financial position of the Fund as of June 30, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
Philadelphia, Pennsylvania
August 6, 2004

                                  SENBANC FUND
                            SUPPLEMENTAL INFORMATION
                                  JUNE 30, 2004
                                   (UNAUDITED)


TAX INFORMATION

By now, shareholders to whom year-end tax reporting is required by the IRS should have received their Form 1099-DIV from the Fund.

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Fund paid a capital gain distribution (from net long-term gains) during the fiscal year ended June 30, 2004. The following table summarizes the capital gain distribution:

        Total 15% Capital Gain Distribution ...............   $3,647,047
        Total 20% Capital Gain Distribution ...............    4,079,648


For corporate shareholders, 100% of the ordinary income distribution (dividend income plus short-term gains, if any) for the Fund qualifies for the dividend received deduction.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-444-1854, or by accessing the Advisor's website at www.hilliard.com and on the SEC's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 800-444-1854, at www.hilliard.com and on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES
The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund's Forms N-Q will be available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                 FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 444-1854.

------------------------------------------------------------------------------------------------------------------------------------
                                                          TERM OF                                    NUMBER OF
                                                         OFFICE (2)                                PORTFOLIOS IN
                                        POSITION(S)         AND                                    FUND COMPLEX         OTHER
      NAME, ADDRESS,                     HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN       DIRECTORSHIPS
      DATE OF BIRTH                        FUND         TIME SERVED     DURING PAST FIVE YEARS      BY TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James W. Stuckert (1)               Trustee,            Since 1999    Senior Executive Officer;          1        Royal Gold, Inc.
J.J.B. Hilliard, W.L. Lyons, Inc.   Chairman of the                   Formerly Director, Chairman                 (precious metals)
501 South 4th Street                Board                             and Chief Executive Officer
Louisville, Kentucky 40202                                            of J.J.B. Hilliard, W.L.
D.O.B. 2/15/38                                                        Lyons, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                     DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert L. Decker                    Trustee,            Since 1999    Principal, Robert L. Decker,       1               None
J.J.B. Hilliard, W.L. Lyons, Inc.   Chairman of the                   LLC (business consultants);
501 South 4th Street                Audit Committee                   Formerly Executive Vice
Louisville, Kentucky 40202          and Member of                     President and Chief Financial
D.O.B. 10/25/47                     the Nominating                    Officer of Churchill Downs
                                    and Governance                    Incorporated, until
                                    Committee                         December 31, 2002; Formerly
                                                                      President, Churchill Downs
                                                                      Investment Company, until
                                                                      December 31, 2002; Formerly
                                                                      President, CDSN--Churchill
                                                                      Downs Simulcast Network,
                                                                      until December 31, 2002.
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Mulloy                   Trustee,            Since 1999    President and Chief Executive      1               None
J.J.B. Hilliard, W.L. Lyons, Inc.   Member of the                     Officer, LifeTrust America,
501 South 4th Street                Audit Committee                   Inc. (provider of retirement,
Louisville, Kentucky 40202          and Chairman of                   assisted living and
D.O.B. 5/12/53                      the Nominating                    Alzheimer's care services);
                                    and Governance                    Formerly Chief Development
                                    Committee                         Officer and Chief Executive
                                                                      Officer, Darwin Networks,
                                                                      Inc. (internet service
                                                                      provider); Formerly President
                                                                      and Chief Executive Officer,
                                                                      Atria, Inc. (provider of
                                                                      retirement, assisted living
                                                                      and Alzheimer's care
                                                                      services).
------------------------------------------------------------------------------------------------------------------------------------
John Russell Ray, Jr.               Trustee,            Since 2003    Professor, College of              1               None
J.J.B. Hilliard, W.L. Lyons, Inc.   Member of the                     Business & Public
501 South 4th Street                Audit Committee                   Administration, University
Louisville, Kentucky 40202          and Nominating                    of Louisville.
D.O.B. 7/29/46                      and Governance
                                    Committee
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Stuckert is an "interested person," as is defined in the Investment Company Act of 1940, as amended, of the Trust, due to his position with the Fund's Distributor.
(2) Trustees serve for an indefinite term until the earliest of (i) removal by the Board of Trustees or Shareholders, (ii) the attainment of age 72, or
     (iii) the Trustee's death, resignation, adjudicated incompetence or other incapacity to perform the duties of the office. Officers are elected by the Trustees annually and hold office until the next annual meeting of the Trustees and until their successors have been duly elected and qualified.

------------------------------------------------------------------------------------------------------------------------------------
                                                          TERM OF                                    NUMBER OF
                                                         OFFICE (1)                                PORTFOLIOS IN
                                        POSITION(S)         AND                                    FUND COMPLEX         OTHER
      NAME, ADDRESS,                     HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN       DIRECTORSHIPS
      DATE OF BIRTH                        FUND         TIME SERVED     DURING PAST FIVE YEARS      BY TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
James M. Rogers                     President and       Since 1999    Director, Executive Vice           N/A             N/A
J.J.B. Hilliard, W.L. Lyons, Inc.   Chief Executive                   President and Chief Operating
501 South 4th Street                Officer                           Officer of J.J.B. Hilliard,
Louisville, Kentucky 40202                                            W.L. Lyons, Inc.
D.O.B. 8/8/50
------------------------------------------------------------------------------------------------------------------------------------
Alan F. Morel                       Vice President      Since 1999    Senior Vice President of           N/A             N/A
J.J.B. Hilliard, W.L. Lyons, Inc.                                     J.J.B. Hilliard, W.L. Lyons,
501 South 4th Street                                                  Inc.
Louisville, Kentucky 40202
D.O.B. 6/28/48
------------------------------------------------------------------------------------------------------------------------------------
Joseph C. Curry, Jr.                Vice President,     Since 1999    Senior Vice President of           N/A             N/A
J.J.B. Hilliard, W.L. Lyons, Inc.   Asst. Treasurer                   J.J.B. Hilliard, W.L. Lyons,
501 South 4th Street                and Chief                         Inc.; Vice President of
Louisville, Kentucky 40202          Accounting Officer                Hilliard Lyons Trust Company.
D.O.B. 10/16/44
------------------------------------------------------------------------------------------------------------------------------------
Pat A. Colletti                     Treasurer and       Since 2003    Vice President and Director        N/A             N/A
PFPC Inc.                           Chief Financial                   of Investment Accounting
301 Bellevue Parkway                Officer                           and Administration of PFPC
Wilmington, DE 19809                                                  Inc. since 1999.
D.O.B. 11/14/58
------------------------------------------------------------------------------------------------------------------------------------
Jeannie L. Oster                    Secretary           Since 1999    Vice President of J.J.B.           N/A             N/A
J.J.B. Hilliard, W.L. Lyons, Inc.                                     Hilliard, W.L. Lyons, Inc.
501 South 4th Street
Louisville, Kentucky 40202
D.O.B. 9/27/69
------------------------------------------------------------------------------------------------------------------------------------

(1) Officers are elected by the Trustees annually and hold office until the next annual meeting of the Trustees and until their successors have been duly elected and qualified.

---------------------------------------------------
                  TRUSTEES

Robert L. Decker       John Russell Ray, Jr.
W. Patrick Mulloy      James W. Stuckert

                  OFFICERS

James W. Stuckert -- CHAIRMAN
James M. Rogers -- PRESIDENT AND CEO
Alan F. Morel -- VICE PRESIDENT
Pat A. Colletti -- TREASURER AND CFO
Joseph C. Curry, Jr. -- VICE PRESIDENT,
                        ASST. TREASURER AND
                        CAO
Jeannie L. Oster -- SECRETARY

                DISTRIBUTOR

J.J.B. Hilliard, W.L. Lyons, Inc.
501 South 4th Street
Louisville, KY 40202

               TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

                  CUSTODIAN

PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA 19153

                  AUDITORS

Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

                LEGAL COUNSEL

Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street
Chicago, IL 60601


This report is intended for the information of shareholders of Senbanc Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.


                ANNUAL REPORT
                JUNE 30, 2004



---------------------------------------------------


ITEM 2. CODE OF ETHICS.

     The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee, Mr. Robert L. Decker. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following table shows the amount of fees that Deloitte & Touche LLP ("D&T"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with D&T entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that D&T provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the "pre-approval exception"). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and
(C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND

----------------------------------------------------------------------------------------------------------------------
       Fiscal Year                                                                                        All
          Ended                Audit Fees Billed        Audit-Related       Tax Fees Billed to     Other Fees Billed
         June 30                    to Fund          Fees Billed to Fund           Fund                 to Fund
----------------------------------------------------------------------------------------------------------------------
2004                                $20,000                $3,000                 $3,000                $3,000
----------------------------------------------------------------------------------------------------------------------
Percentage approved                    0%                    0%                     0%                    0%
pursuant to pre-approval
exception
----------------------------------------------------------------------------------------------------------------------
2003                                $19,000                $3,000                 $2,100                $3,416
----------------------------------------------------------------------------------------------------------------------
Percentage approved                    0%                    0%                     0%                    0%
pursuant to pre-approval
exception
----------------------------------------------------------------------------------------------------------------------


The above "Audit-Related Fees" were billed for three security count verifications for the Fund as required under section (f) of Rule 17f-2 of the Investment Company Act of 1940 (the "Act"). The above "Tax Fees" were billed for tax return preparation and filing, and tax calculation services. The "Other
Fees" were billed for out-of-pocket expenses relating to the Fund audit and preparation and submission of the three security count verifications to the SEC under section (f) of Rule 17f-2 of the Act.

           SERVICES THAT THE FUND'S AUDITOR BILLED TO THE ADVISER AND
                        AFFILIATED FUND SERVICE PROVIDERS

The following table shows the amount of fees billed by D&T to Hilliard Lyons Research Advisors, a division of J.J.B. Hilliard, W.L. Lyons, Inc. (the "Adviser"), and any entity controlling, controlled by or under common control with the Adviser ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

The table also shows the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid D&T by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the Fund's audit is completed.

-------------------------------------------------------------------------------------------------
                                   Audit-Related                                     All
                                  Fees Billed to        Tax Fees Billed to    Other Fees Billed
         Fiscal Year                Adviser and            Adviser and         to Adviser and
            Ended                 Affiliated Fund        Affiliated Fund       Affiliated Fund
           June 30               Service Providers      Service Providers     Service Providers
-------------------------------------------------------------------------------------------------
2004                                     $0                    $0                    $0
-------------------------------------------------------------------------------------------------
Percentage approved pursuant             N/A                   N/A                   N/A
to pre-approval exception
-------------------------------------------------------------------------------------------------
2003                                     $0                    $0                    $0
-------------------------------------------------------------------------------------------------
Percentage approved pursuant             N/A                   N/A                   N/A
to pre-approval exception
-------------------------------------------------------------------------------------------------


                               NON-AUDIT SERVICES

The following table shows the amount of fees that D&T billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee is required to pre-approve non-audit services that D&T provides to the Adviser and any Affiliated Fund Service Provider, if the engagement relates directly to the Fund's operations and financial reporting (except for those subject to the de minimis exception described above). The Audit Committee requested and received information from D&T about any non-audit services that D&T rendered during the Fund's last two fiscal years to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating D&T's independence.


------------------------------------------------------------------------------------------------------------
                                           Total Non-Audit Fees
                                          billed to Adviser and
                                             Affiliated Fund        Total Non-Audit
                                            Service Providers       Fees billed to
                                          (engagements related        Adviser and
                                             directly to the        Affiliated Fund
                            Total             operations and       Service Providers
                       Non-Audit Fees      financial reporting         (all other
    Fiscal Year        Billed to Fund          of the Fund)            engagements)      Total of (A), (B)
      Ended
     June 30                (A)                    (B)                     (C)                and (C)
------------------------------------------------------------------------------------------------------------
2004                      $9,000*                  $0                     $0                 $9,000*
------------------------------------------------------------------------------------------------------------
2003                      $8,516*                  $0                     $0                 $8,516*
------------------------------------------------------------------------------------------------------------

* Includes Audit-Related Fees, Tax Fees and Other Fees.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee is responsible for the identification and recommendation of individuals for Board membership. The members of the
Nominating Committee believe that Board candidates should exhibit stature commensurate with the responsibility of representing shareholders. Pursuant to the registrant's Governance Procedures and Guidelines, Trustees, the registrant's adviser and shareholders may submit suggestions for Board candidates to the Nominating Committee, which will evaluate candidates for Board membership. When evaluating individuals for recommendation for Board membership, the Nominating Committee considers the following factors: the Board collectively should represent a broad cross section of backgrounds, functional disciplines and experience; candidates should commit to strive for high attendance levels at regular and special meetings and participate in committee activities as needed; and candidates should represent the best choices available based upon thorough identification, investigation and recruitment of candidates.

ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act
       (17  CFR  270.30a-3(b))  and  Rules  13a-15(b)  or  15d-15(b)  under  the
       Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act
       (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

   (a)(1) Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

   (a)(2) Certifications  pursuant  to  Rule  30a-2(a)  under the  1940 Act  and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3) Not applicable.


   (b) Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)        Hilliard Lyons Research Trust
            -------------------------------------------------------------------
By (Signature and Title)*  /s/ James M. Rogers
                         ------------------------------------------------------
                           James M. Rogers, President & Chief Executive Officer (principal executive officer)

Date          August 16, 2004
    ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James M. Rogers
                         ------------------------------------------------------
                           James M. Rogers, President & Chief Executive Officer (principal executive officer)

Date          August 16, 2004
    ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ Pat A. Colletti
                         ------------------------------------------------------
                           Pat A. Colletti, Treasurer & Chief Financial Officer (principal financial officer)

Date          August 16, 2004
    ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.